Capital Stock - Additional Information (Details)	2 Months Ended		3 Months Ended			10 Months Ended	12 Months Ended							13 Months Ended
	Dec. 31, 2017 USD ($) vote / shares shares $ / shares	Jan. 28, 2015 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) vote / shares shares $ / shares	May 31, 2016 USD ($) $ / shares shares	Jun. 30, 2015 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) shares $ / shares	Dec. 31, 2017 USD ($) vote / shares shares $ / shares	Dec. 31, 2017 USD ($) vote / shares shares $ / shares	Dec. 31, 2017 USD ($) vote / shares shares $ / shares	Dec. 31, 2017 USD ($) vote / shares shares $ / shares	Dec. 31, 2017 USD ($) vote / shares shares director $ / shares	Dec. 31, 2016 USD ($) shares $ / shares	Dec. 31, 2015 USD ($) shares	Feb. 28, 2017 shares	Nov. 30, 2017 shares	Feb. 29, 2016 shares	Sep. 30, 2015 $ / shares	Dec. 31, 2014 shares
Disclosure of classes of share capital [line items]
Payment to repurchase and cancel shares | $									$ 19,900,000			$ 34,300,000	$ 370,400,000
Borrowings under credit facility | $									0			40,000,000	275,000,000
Employee stock-based compensation expense | $									30,100,000			33,000,000	37,600,000
Weighted average share price for share options in share-based payment arrangement exercised during period at date of exercise | $									12.41			10.66
Value of shares purchased | $									$ 16,700,000			$ 18,200,000	$ 28,900,000
Number of resigned directors | director											2
Options
Disclosure of classes of share capital [line items]
Expiration period							10 years
Vesting period							4 years
PSUs
Disclosure of classes of share capital [line items]
Vesting period							3 years
Percentage of shares vested dependent on performance achievements										100.00%
Number of shares granted (in shares)								900,000				1,250,000	1,000,000
Percentage of shares that will vest based on market performance condition and total shareholder return										60.00%
Premium used in estimating grant date fair value										143.00%		109.00%	126.00%
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)								800,000		0		1,100,000	500,000
Number of shares outstanding (in shares)	2,500,000		2,500,000			3,000,000	2,500,000	2,500,000	2,500,000	2,500,000	2,500,000	3,000,000	2,700,000
Weighted average grant date fair value (in dollars per share) | $	$ 17.18		$ 17.18			$ 9.61	$ 17.18	$ 17.18	$ 17.18	$ 17.18	$ 17.18	$ 9.61	$ 13.06
RSUs
Disclosure of classes of share capital [line items]
Vesting period							3 years
Number of shares granted (in shares)								1,900,000				2,300,000
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)								2,300,000		0		1,900,000
Number of shares outstanding (in shares)	3,200,000		3,200,000			3,800,000	3,200,000	3,200,000	3,200,000	3,200,000	3,200,000	3,800,000	3,500,000
Weighted average grant date fair value (in dollars per share) | $	$ 13.05		$ 13.05			$ 9.29	$ 13.05	$ 13.05	$ 13.05	$ 13.05	$ 13.05	$ 9.29	$ 11.49
DSUs
Disclosure of classes of share capital [line items]
Employee stock-based compensation expense | $									$ 2,200,000			$ 2,100,000	$ 1,900,000
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)								14,098
Number of shares outstanding (in shares)	1,500,000		1,500,000			1,500,000	1,500,000	1,500,000	1,500,000	1,500,000	1,500,000	1,500,000	1,300,000
Payments to settle DSUs as a result of a director's resignation | $									$ 1,700,000
LTIP
Disclosure of classes of share capital [line items]
Number of shares granted (in shares)								1,400,000
LTIP | RSUs
Disclosure of classes of share capital [line items]
Number of shares granted (in shares)								1,400,000				800,000
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)								300,000				0
Number of shares outstanding (in shares)	1,700,000		1,700,000			800,000	1,700,000	1,700,000	1,700,000	1,700,000	1,700,000	800,000	0
CSUP
Disclosure of classes of share capital [line items]
Number of shares granted (in shares)								1,100,000
CSUP | RSUs
Disclosure of classes of share capital [line items]
Number of shares granted (in shares)								500,000				1,500,000
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)								2,000,000				1,900,000
Number of shares outstanding (in shares)	1,500,000		1,500,000			3,000,000	1,500,000	1,500,000	1,500,000	1,500,000	1,500,000	3,000,000	3,500,000
Bottom of range | PSUs
Disclosure of classes of share capital [line items]
Percentage of shares vested dependent on performance achievements										0.00%
Top of range | PSUs
Disclosure of classes of share capital [line items]
Percentage of shares vested dependent on performance achievements										200.00%
Term Loan
Disclosure of classes of share capital [line items]
Borrowings under credit facility | $					$ 250,000,000.0
Revolving Facility
Disclosure of classes of share capital [line items]
Borrowings under credit facility | $					25,000,000.0
2017 NCIB
Disclosure of classes of share capital [line items]
Percentage of outstanding shares authorized to be repurchased															7.30%
SIB
Disclosure of classes of share capital [line items]
Payment to repurchase and cancel shares | $					75,000,000.0
Subordinate voting shares
Disclosure of classes of share capital [line items]
Subordinate voting shares, number of votes per share | vote / shares	1		1				1	1	1	1	1
Number of shares issued	123,200,000		123,200,000			121,900,000	123,200,000	123,200,000	123,200,000	123,200,000	123,200,000	121,900,000	124,500,000					155,600,000
Number of shares repurchased and cancelled (in shares)								1,900,000				3,200,000	32,400,000
Number of shares purchased								1,400,000				1,600,000	2,500,000
Value of shares purchased | $									$ 16,700,000			$ 18,200,000	$ 28,900,000
Number of shares acquired and held by broker								800,000				1,400,000	2,800,000
Value of shares acquired and held by broker | $									$ 8,700,000			$ 15,300,000	$ 31,400,000
Subordinate voting shares | LTIP
Disclosure of classes of share capital [line items]
Number of shares authorized								29,000,000.0
Shares remaining in reserve for issuance	12,400,000		12,400,000				12,400,000	12,400,000	12,400,000	12,400,000	12,400,000
Subordinate voting shares | 2017 NCIB
Disclosure of classes of share capital [line items]
Number of shares authorized to be repurchased															10,500,000
Payment to repurchase and cancel shares | $	$ 19,900,000
Number of shares repurchased and cancelled (in shares)	1,900,000
Shares repurchased			300,000					1,400,000
Subordinate voting shares | 2017 NCIB | Weighted average
Disclosure of classes of share capital [line items]
Share price (in dollars per share) | $ / shares	$ 10.58		$ 10.58				$ 10.58	$ 10.58	$ 10.58	$ 10.58	$ 10.58
Subordinate voting shares | 2016 NCIB
Disclosure of classes of share capital [line items]
Number of shares authorized to be repurchased																10,500,000
Payment to repurchase and cancel shares | $						$ 34,300,000
Number of shares repurchased and cancelled (in shares)						3,200,000
Shares repurchased								0				1,600,000		1,600,000
Subordinate voting shares | 2016 NCIB | Weighted average
Disclosure of classes of share capital [line items]
Share price (in dollars per share) | $ / shares						$ 10.69						$ 10.69
Subordinate voting shares | Program Share Repurchase, 2016 NCIB
Disclosure of classes of share capital [line items]
Number of shares repurchased and cancelled (in shares)				2,800,000
Subordinate voting shares | Program Share Repurchase, 2016 NCIB | Weighted average
Disclosure of classes of share capital [line items]
Share price (in dollars per share) | $ / shares				$ 10.69
Subordinate voting shares | Program Share Repurchase, 2017 NCIB
Disclosure of classes of share capital [line items]
Authorized amount to be repurchased | $				$ 30,000,000.0
Subordinate voting shares | SIB
Disclosure of classes of share capital [line items]
Payment to repurchase and cancel shares | $					$ 350,000,000
Number of shares repurchased and cancelled (in shares)					26,300,000
Share price (in dollars per share) | $ / shares					$ 13.30
Subordinate voting shares | 2014 NCIB
Disclosure of classes of share capital [line items]
Payment to repurchase and cancel shares | $													$ 69,800,000
Number of shares repurchased and cancelled (in shares)													6,100,000
Subordinate voting shares | 2014 NCIB | Weighted average
Disclosure of classes of share capital [line items]
Share price (in dollars per share) | $ / shares																	$ 11.46
Subordinate voting shares | Program Share Repurchase, 2014 NCIB
Disclosure of classes of share capital [line items]
Number of shares repurchased and cancelled (in shares)		4,400,000
Authorized amount to be repurchased | $		$ 50,000,000.0
Subordinate voting shares | Program Share Repurchase, 2014 NCIB | Weighted average
Disclosure of classes of share capital [line items]
Share price (in dollars per share) | $ / shares		$ 11.38
Multiple voting shares
Disclosure of classes of share capital [line items]
Subordinate voting shares, number of votes per share | vote / shares	25		25				25	25	25	25	25
Number of shares issued	18,600,000		18,600,000			18,900,000	18,600,000	18,600,000	18,600,000	18,600,000	18,600,000	18,900,000	18,900,000					18,900,000
Number of shares repurchased and cancelled (in shares)								0				0	0
Preferred shares
Disclosure of classes of share capital [line items]
Number of shares issued	0		0				0	0	0	0	0